Initial Public Offering (Details) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 07, 2021	Mar. 23, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Initial Public Offering [Line Items]
Gross proceeds					$ 323,692,510
Offering costs					$ 70,000
Shares forfeited (in Shares)	532,687
Shares forfeited (in Shares)	532,687
IPO [Member]
Initial Public Offering [Line Items]
Consummated units (in Shares)		30,000,000
Price per unit (in Dollars per share)		$ 10
Gross proceeds		$ 300,000,000
Offering costs		17,200,000
Deferred underwriting commissions		$ 10,500,000
Number of shares in a unit (in Shares)			1
Shares issued (in Shares)		30,000,000
Gross proceeds		$ 300,000,000
Underwriting fees and other offering costs		$ 17,200,000
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Gross proceeds	$ 23,692,510
Gross proceeds	$ 23,692,510
Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Price per unit (in Dollars per share)			$ 12	$ 12
Exercise price (in Dollars per share)				$ 11.5
Public Warrants Member [Member] | IPO [Member]
Initial Public Offering [Line Items]
Number of Warrants Issued Per Unit (in Shares)			1
Number of common stock (in Shares)			1
Exercise price (in Dollars per share)			$ 11.5